OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Jan. 03, 2021	Dec. 29, 2019
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases	7.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 12.9	$ 25.1
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (3.1)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3.5
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3.8
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3.4)
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.00%	9.30%
Actuarial assumption of expected rates of salary increases		7.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	11.50%	10.00%
Actuarial assumption of expected rates of salary increases		9.00%